Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	₩ 2,921,839	₩ 3,257,732
Other receivables	3,225,617	3,912,557
Trade and other receivables, net	6,147,456	7,170,289
Trade receivables	243,878	297,665
Other receivables	1,296,849	1,106,503
Total	1,540,727	1,404,168
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,309,177	3,596,899
Other receivables	3,335,066	3,990,900
Trade and other receivables, net	6,644,243	7,587,799
Trade receivables	260,154	318,429
Other receivables	1,405,923	1,227,929
Total	1,666,077	1,546,358
Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(378,327)	(330,002)
Other receivables	(107,653)	(76,089)
Trade and other receivables, net	(485,980)	(406,091)
Trade receivables	(1,299)	(1,288)
Other receivables	(96,941)	(107,547)
Total	(98,240)	(108,835)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(9,011)	(9,165)
Other receivables	(1,796)	(2,254)
Trade and other receivables, net	(10,807)	(11,419)
Trade receivables	(14,977)	(19,476)
Other receivables	(12,133)	(13,879)
Total	₩ (27,110)	₩ (33,355)